Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,445,931	7,445,931
Common stock, shares outstanding	7,502,496	7,502,496
Preferred Stock Series A [Member]
Preferred stock, shares issued		10,000
Preferred stock, shares outstanding		10,000
Preferred Stock Series B [Member]
Preferred stock, shares issued		500
Preferred stock, shares outstanding		500